Note 7 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Long-term Debt [Text Block]

7.         Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2020	December 31, 2021
Kamsarmax One Shipping Ltd.	(a)	9,597,000	-
Ultra One Shipping Ltd.	(b)	13,120,000	-
Kamsarmax Two Shipping Ltd.	(c)	14,550,000	13,250,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(d)	10,800,000	-
Eirini Shipping Ltd.	(e)	3,300,000	-
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(f)	-	25,200,000
Eirini Shipping Ltd.	(g)	-	4,370,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	(h)	-	20,900,000
Blessed Luck Shipowners Ltd.	(i)	-	7,250,000
Areti Shipping Ltd. / Pantelis Shipping Corp.	(j)	-	8,400,000
		51,367,000	79,370,000
Less: Current portion		(14,013,835)	(14,140,000)
Long-term portion		37,353,165	65,230,000
Deferred charges, current portion		220,081	190,280
Deferred charges, long-term portion		35,081	527,053
Long-term bank loans, current portion net of deferred charges		13,793,754	13,949,720
Long-term bank loans, long-term portion net of deferred charges		37,318,084	64,702,947

The future annual loan repayments are as follows:

To December 31:
2022	14,140,000
2023	20,990,000
2024	12,990,000
2025	3,590,000
2026	3,610,000
Thereafter	24,050,000
Total	79,370,000

(a)

On February 17, 2016, the Company signed a term loan facility with Nord LB and, on February 25, 2016, a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V “Xenia”. The loan was to be repaid in fourteen consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000 to be paid together with the last installment in February 2023. The loan bore interest at LIBOR plus a margin of 2.95%. The Company completed the refinancing of the specific loan using a loan facility with Eurobank Ergasias S.A., as explained in note (f) below.

(b)

On October 1, 2018, the Company signed a term loan facility with Eurobank Ergasias S.A. (“EFG”) of up to $15 million or 60% of the market value of M/V “Alexandros P.”, for the purpose of refinancing the outstanding amount of $9.9 million of the loan facility of HSH Nordbank AG (drawn on January 25, 2017 to partly finance the pre-delivery installment of M/V “Alexandros P.”) and providing working capital. The facility was drawn on October 5, 2018. The loan was payable in twenty eight consecutive equal quarterly installments of $235,000 each, followed by a balloon payment of $8,420,000 to be paid together with the last installment in October 2025. The loan bore interest at LIBOR plus a margin of 3.25%. The Company completed the refinancing of the specific loan using a loan facility with Eurobank Ergasias S.A., as explained in note (f) below.

(c)

On April 27, 2018, the Company signed a term loan facility with HSBC Bank Plc. and a loan of $18.4 million was drawn by Kamsarmax Two Shipping Ltd. on April 30, 2018 to finance 70% of the construction cost but no more than 70% of the market value of M/V “Ekaterini”, subject to the existence of a time charter at the time of drawdown for a minimum period of 24 months approved by the lender. The loan is payable in twenty consecutive quarterly installments commencing from July 2018, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last installment in April 2023.  The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with (i) first priority mortgage over M/V “Ekaterini”, (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%.

(d)

On November 27, 2018, the Company signed a term loan facility with the National Bank of Greece S.A. (“NBG”) and a loan of $15,000,000 was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank Plc. regarding M/V “Pantelis” and M/V “Tasos” and financing part of the acquisition cost of M/V “Starlight”. The loan was payable in twelve consecutive equal quarterly installments of $700,000, commencing from February 2019, plus a balloon amount of $6,600,000 to be paid together with the last installment in November 2021. On July 6, 2020, the Company entered into a supplemental agreement with NBG to defer the last two of its 2020 loan repayments to be repaid together with the respective balloon installment. A total of $1,400,000 was rescheduled to November 2021, increasing the balloon amount to $8,000,000. The loan bore interest at LIBOR plus a margin of 3.25%. The Company completed the refinancing of the specific loan using a new loan facility with NBG and a new loan facility with Chailease International Financial Services (Singapore) PTE. LTD., as explained in notes (h) and (j) below.

(e)

On May 22, 2019, the Company signed a term loan facility with HSBC Bank Plc. for a loan up to the lesser of 49.9% of the market value of M/V “Eirini P” and $4.5 million to refinance the then existing indebtedness of Eirini Shipping Ltd. On May 24, 2019, a loan of $4.5 million was drawn by Eirini Shipping Ltd. The loan was payable in twelve consecutive quarterly equal installments of $200,000 each, commencing from August 2019, with a $2,100,000 balloon payment to be paid together with the last installment in May 2022. The loan bore interest at LIBOR plus a margin of 2.70%. The Company paid loan arrangement fees of $22,500 for this loan. The Company completed the refinancing of the specific loan using a loan facility with Sinopac Capital International (HK) Limited as explained in note (g) below.

(f)

On January 27, 2021, the Company signed a term loan facility with Eurobank S.A. for an amount of up to $26,700,000, in order to refinance the existing indebtedness of M/V “Xenia” and M/V “Alexandros P.”, amounting to $22,482,000 as of the date of refinancing, and for working capital purposes, including the partial redemption of the Company’s Series B Preferred Shares. The facility was available in two tranches. The first tranche of $13,815,000 was drawn on January 27, 2021 and the second tranche of $12,885,000 was drawn on January 29, 2021 by Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. as the borrowers. The loan is payable in twenty-four consecutive quarterly instalments of $500,000 each, followed by a balloon payment of $14,700,000 to be paid together with the last installment in January 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V “Xenia” and M/V “Alexandros P.”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 for this loan.

(g)

On February 22, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited for an amount of up to $5,000,000, in order to refinance the existing indebtedness of M/V “Eirini P”, amounting to $3,300,000 as of the date of the refinancing, and for working capital purposes. An aggregate amount of $5,000,000 was drawn on February 24, 2021 by Eirini Shipping Ltd. as the borrower. The loan is payable in twenty consecutive quarterly instalments of $210,000 each, followed by a balloon payment of $800,000 to be paid together with the last installment in February 2026. The loan bears interest at LIBOR plus a margin of 3.60%. The loan is secured with the following: (i) first priority mortgage over M/V “Eirini”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $100,000 for this loan.

(h)

On September 30, 2021, the Company signed a term loan facility with NBG and a loan of $22,000,000 was drawn by Light Shipping Ltd. and Good Heart Shipping Ltd. in order to refinance the existing indebtedness of M/V “Starlight”, amounting to $8,700,000 as of the date of the refinancing, and to post-delivery finance part of the acquisition cost of M/V “Good Heart”. The loan is payable in twenty four consecutive quarterly instalments, comprising four installments of $1,100,000 and eight installments of $600,000, followed by an interim balloon payment of $2,400,000 payable together with the 12th installment, then four installments of $200,000, six installments of $150,000 and two last installments of $100,000, followed by a balloon payment of $8,500,000 to be paid together with the last installment in September 2027. The loan bears interest at LIBOR plus a margin of 2.75%. The loan is secured with the following: (i) first priority mortgages over M/V “Starlight” and M/V “Good Heart”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $176,000 for this loan.

(i)

On August 12, 2021, the Company signed a term loan facility with Piraeus Bank S.A. and drew a loan of $8,000,000 for Blessed Luck Shipowners Ltd., in order to post-delivery finance part of the acquisition cost of M/V “Blessed Luck”. The loan is payable in twelve consecutive quarterly instalments, the first four in the amount of $750,000 each and the next eight in the amount of $250,000 each, followed by a balloon payment of $3,000,000 to be paid together with the last installment in August 2024. The loan bears interest at LIBOR plus a margin of 2.70%. The loan is secured with the following: (i) first priority mortgage over M/V “Blessed Luck”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 125%. The Company paid loan arrangement fees of $72,000 for this loan.

(j)

On October 6, 2021, the Company signed a term loan facility with Chailease International Financial Services (Singapore) PTE. LTD. and on October 14, 2021 a loan of $9,000,000 was drawn by Areti Shipping Ltd. and Pantelis Shipping Ltd. in order to refinance the existing indebtedness of M/V “Tasos” and M/V “Pantelis”. The loan is payable in thirty-six consecutive quarterly instalments, the first eighteen in the amount of $300,000 and the next eighteen in the amount of $200,000 each. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Tasos” and M/V “Pantelis”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $112,500 for this loan.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $3,668,036 and $2,679,940 as of December 31, 2020 and 2021, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2021, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2019, 2020 and 2021 amounted to $3,360,226, $2,191,294 and $2,040,694, respectively. No interest was capitalized for the years ended December 31, 2019, 2020 and 2021.